--------------------------
                                                             OMB APPROVAL
                                                      --------------------------
                                                      OMB Number:      3235-0582
                                                      Expires:    April 30, 2009
                                                      Estimated average burden
                                                      hours per response    14.4
                                                      --------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-05646
                                  ----------------------------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


40 William Street, Suite 100         Wellesley, Massachusetts          02481
--------------------------------------------------------------------------------
          (Address of principal executive offices)                   (Zip code)


                            Nicole M. Tremblay, Esq.

  Weston Financial Group, Inc. 40 William Street, Suite 100 Wellesley, MA 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055
                                                     ---------------------------

Date of fiscal year end:         October 31
                          ---------------------------------------------

Date of reporting period:        July 1, 2007 - June 30, 2008
                          ---------------------------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 New Century Portfolios
            -----------------------------------------------------------------

By (Signature and Title)*      /s/ Wayne M. Grzecki
                         ----------------------------------------------------
                               Wayne M. Grzecki, President
Date    August 27, 2008
     ------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

------------------------------------------------------------------------------------------------------------------------------------
                          NEW CENTURY PORTFOLIOS' FORM N-PX (ANNUAL PROXY VOTING RECORD) (07/01/07 - 06/30/08)
------------------------------------------------------------------------------------------------------------------------------------
                                                         NEW CENTURY PORTFOLIOS
                                                     NEW CENTURY CAPITAL PORTFOLIO
                                                             TICKER: NCCPX
                                                  PROXY VOTING RECORD: 7/1/07-6/30/08
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           WHETHER
                                                                                  MATTER         DID                    REGISTRANT
                                                                                PROPOSED BY   REGISTRANT                  CAST ITS
                                               SH                                ISSUER OR     CAST ITS        HOW       VOTE FOR OR
                                  CUSIP      MEETING                             SECURITY     VOTE ON THE   REGISTRANT     AGAINST
       ISSUER          TICKER     NUMBER      DATE          ACTIONS VOTED ON      HOLDER        MATTER      CAST VOTE    MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs         GGOAX     38142Y104    8/3/2007    Elect Directors          Issuer        Yes            For         For
Growth
Opportunities Fund
- CL A
------------------------------------------------------------------------------------------------------------------------------------
Investment Company    N/A       N/A          10/04/07    Election of Governors    Issuer        Yes            For         For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Investment Company    N/A       N/A          10/04/07    Ratification of          Issuer        Yes            For         For
Institute                                                Deloitte & Touche LLP
                                                         as independent
                                                         auditors for fye
                                                         9/30/07
------------------------------------------------------------------------------------------------------------------------------------
Investment Company    N/A       N/A          10/04/07    Other Matters            Issuer        Yes            For         For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Marsico 21st          MXXIX     573012309    10/12/2007  To approve a New         Issuer        Yes            N/A         N/A
Century Fund                                             Investment Advisory
                                                         and Management
                                                         Agreement between each
                                                         Fund and Marisco
                                                         Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
Marsico 21st          MXXIX     573012309    10/12/2007  To transact such other   Issuer        Yes            N/A         N/A
Century Fund                                             business as may
                                                         properly come before
                                                         the Special Meeting
                                                         (including any
                                                         adjournments or
                                                         postponements thereof).
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime            N/A       825252646    2/29/2008   Elect Trustees           Issuer        Yes            For         For
Portfolio-
Institutional
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime            N/A       825252646    2/29/2008   To approve a new         Issuer        Yes            For         For
Portfolio-                                               sub-advisory agreement
Institutional                                            for the fund and each
                                                         other series portfolio
                                                         of the trust between
                                                         AIM Advisors, Inc. and
                                                         each of AIM Funds
                                                         Management INC., all
                                                         as more fully
                                                         described in the proxy
                                                         statement
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime            N/A       825252646    2/29/2008   To approve an            Issuer        Yes            For         For
Portfolio-                                               amendment to the
Institutional                                            Trust's agreement and
                                                         declaration of trust
                                                         that would permit the
                                                         Board of Trustees of
                                                         the Trust to terminate
                                                         the Trust, the fund
                                                         and each other series
                                                         portfolio of the
                                                         Trust, or  a share
                                                         class without a
                                                         shareholder vote
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Select       FSUTX     316390509    3/19/2008   Elect Directors          Issuer        Yes            For         For
Utilities Growth
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Select       FSUTX     316390509    3/19/2008   To amend the             Issuer        Yes            For         For
Utilities Growth                                         declaration of trust
Portfolio                                                to reduce the required
                                                         quorum for future
                                                         shareholder meetings
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital      FDCAX     316066109    5/14/2008   Elect Trustees           Issuer        Yes            For         For
Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital      FDCAX     316066109    5/14/2008   To amend the             Issuer        Yes            For         For
Appreciation Fund                                        declaration of trust
                                                         to reduce the required
                                                         quorum for future
                                                         shareholder meetings
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital      FDCAX     316066109    5/14/2008   Shareholder proposal     Shareholder   Yes            Against     For
Appreciation Fund                                        for Fidelity Capital
                                                         Appreciation Fund
                                                         concerning procedures
                                                         to prevent investments
                                                         in companies that
                                                         substantially
                                                         contribute to genocide
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                         NEW CENTURY PORTFOLIOS
                                                     NEW CENTURY BALANCED PORTFOLIO
                                                             TICKER: NCIPX
                                                  PROXY VOTING RECORD: 7/1/07-6/30/08
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           WHETHER
                                                                                  MATTER         DID                    REGISTRANT
                                                                                PROPOSED BY   REGISTRANT                  CAST ITS
                                               SH                                ISSUER OR     CAST ITS        HOW       VOTE FOR OR
                                  CUSIP      MEETING                             SECURITY     VOTE ON THE   REGISTRANT     AGAINST
       ISSUER          TICKER     NUMBER      DATE          ACTIONS VOTED ON      HOLDER        MATTER      CAST VOTE    MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Investment Company    N/A       N/A          10/04/07    Election of Governors    Issuer        Yes            For         For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Investment Company    N/A       N/A          10/04/07    Ratification of          Issuer        Yes            For         For
Institute                                                Deloitte & Touche LLP
                                                         as independent
                                                         auditors for fye
                                                         9/30/07
------------------------------------------------------------------------------------------------------------------------------------
Investment Company    N/A       N/A          10/04/07    Other Matters            Issuer        Yes            For         For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Marsico 21st          MXXIX     573012309    10/12/2007  To approve a New         Issuer        Yes            N/A         N/A
Century Fund                                             Investment Advisory
                                                         and Management
                                                         Agreement between each
                                                         Fund and Marisco
                                                         Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
Marsico 21st          MXXIX     573012309    10/12/2007  To transact such other   Issuer        Yes            N/A         N/A
Century Fund                                             business as may
                                                         properly come before
                                                         the Special Meeting
                                                         (including any
                                                         adjournments or
                                                         postponements thereof).
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime            N/A       825252646    2/29/2008   Elect Trustees           Issuer        Yes            For         For
Portfolio-
Institutional
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime            N/A       825252646    2/29/2008   To approve a new         Issuer        Yes            For         For
Portfolio-                                               sub-advisory agreement
Institutional                                            for the fund and each
                                                         other series portfolio
                                                         of the trust between
                                                         AIM Advisors, Inc. and
                                                         each of AIM Funds
                                                         Management INC., all
                                                         as more fully
                                                         described in the proxy
                                                         statement
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime            N/A       825252646    2/29/2008   To approve an            Issuer        Yes            For         For
Portfolio-                                               amendment to the
Institutional                                            Trust's agreement and
                                                         declaration of trust
                                                         that would permit the
                                                         Board of Trustees of
                                                         the Trust to terminate
                                                         the Trust, the fund
                                                         and each other series
                                                         portfolio of the
                                                         Trust, or  a share
                                                         class without a
                                                         shareholder vote
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Select       FSUTX     316390509    03/19/08    Elect Directors          Issuer        Yes            For         For
Utilities Growth
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Select       FSUTX     316390509    03/19/08    To amend the             Issuer        Yes            For         For
Utilities Growth                                         declaration of trust
Portfolio                                                to reduce the required
                                                         quorum for future
                                                         shareholder meetings
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital      FDCAX     316066109    5/14/2008   Elect Trustees           Issuer        Yes            For         For
Appreciation Fund
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital      FDCAX     316066109    5/14/2008   To amend the             Issuer        Yes            For         For
Appreciation Fund                                        declaration of trust
                                                         to reduce the required
                                                         quorum for future
                                                         shareholder meetings
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital      FDCAX     316066109    5/14/2008   For Fideltiy Capital     Shareholder   Yes          Against       For
Appreciation Fund                                        Appreciation Fund, a
                                                         shareholder proposal
                                                         concerning "procedures
                                                         to prevent holding
                                                         investments in
                                                         companies that, in the
                                                         judgement of the
                                                         Board, substantially
                                                         contribute to genocide
                                                         or crimes against
                                                         humanity, the most
                                                         egregious violations
                                                         of human rights."
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                         NEW CENTURY PORTFOLIOS
                                                  NEW CENTURY OPPORTUNISTIC PORTFOLIO
                                                             TICKER: NCAPX
                                                  PROXY VOTING RECORD: 7/1/07-6/30/08
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           WHETHER
                                                                                  MATTER         DID                    REGISTRANT
                                                                                PROPOSED BY   REGISTRANT                  CAST ITS
                                               SH                                ISSUER OR     CAST ITS        HOW       VOTE FOR OR
                                  CUSIP      MEETING                             SECURITY     VOTE ON THE   REGISTRANT     AGAINST
       ISSUER          TICKER     NUMBER      DATE          ACTIONS VOTED ON      HOLDER        MATTER      CAST VOTE    MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Investment Company    N/A       N/A          10/04/07    Election of Governors    Issuer        Yes            For         For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Investment Company    N/A       N/A          10/04/07    Ratification of          Issuer        Yes            For         For
Institute                                                Deloitte & Touche LLP
                                                         as independent
                                                         auditors for fye
                                                         9/30/07
------------------------------------------------------------------------------------------------------------------------------------
Investment Company    N/A       N/A          10/04/07    Other Matters            Issuer        Yes            For         For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Marsico 21st          MXXIX     573012309    10/12/2007  To approve a New         Issuer        Yes            N/A         N/A
Century Fund                                             Investment Advisory
                                                         and Management
                                                         Agreement between each
                                                         Fund and Marisco
                                                         Capital Management, LLC
------------------------------------------------------------------------------------------------------------------------------------
Marsico 21st          MXXIX     573012309    10/12/2007  To transact such other   Issuer        Yes            N/A         N/A
Century Fund                                             business as may
                                                         properly come before
                                                         the Special Meeting
                                                         (including any
                                                         adjournments or
                                                         postponements thereof).
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime            N/A       825252646    2/29/2008   Elect Trustees           Issuer        Yes            For         For
Portfolio-
Institutional
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime            N/A       825252646    2/29/2008   To approve a new         Issuer        Yes            For         For
Portfolio-                                               sub-advisory agreement
Institutional                                            for the fund and each
                                                         other series portfolio
                                                         of the trust between
                                                         AIM Advisors, Inc. and
                                                         each of AIM Funds
                                                         Management INC., all
                                                         as more fully
                                                         described in the proxy
                                                         statement
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime           N/A        825252646    2/29/2008   To approve an            Issuer        Yes            For         For
Portfolio-                                               amendment to the
Institutional                                            Trust's agreement and
                                                         declaration of trust
                                                         that would permit the
                                                         Board of Trustees of
                                                         the Trust to terminate
                                                         the Trust, the fund
                                                         and each other series
                                                         portfolio of the
                                                         Trust, or  a share
                                                         class without a
                                                         shareholder vote
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                         NEW CENTURY PORTFOLIOS
                                                  NEW CENTURY INTERNATIONAL PORTFOLIO
                                                             TICKER: NCFPX
                                                  PROXY VOTING RECORD: 7/1/07-6/30/08
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           WHETHER
                                                                                  MATTER         DID                    REGISTRANT
                                                                                PROPOSED BY   REGISTRANT                  CAST ITS
                                               SH                                ISSUER OR     CAST ITS        HOW       VOTE FOR OR
                                  CUSIP      MEETING                             SECURITY     VOTE ON THE   REGISTRANT     AGAINST
       ISSUER          TICKER     NUMBER      DATE          ACTIONS VOTED ON      HOLDER        MATTER      CAST VOTE    MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Investment Company    N/A       N/A          10/04/07    Election of Governors    Issuer        Yes            For         For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Investment Company    N/A       N/A          10/04/07    Ratification of          Issuer        Yes            For         For
Institute                                                Deloitte & Touche LLP
                                                         as independent
                                                         auditors for fye
                                                         9/30/07
------------------------------------------------------------------------------------------------------------------------------------
Investment Company    N/A       N/A          10/04/07    Other Matters            Issuer        Yes            For         For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Canada Fund  FICDX     315910307    11/14/07    To amend the Declaration Issuer        Yes            N/A         N/A
                                                         of Trust to reduce the
                                                         required quorum for
                                                         shareholder meetings
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Canada Fund  FICDX     315910307    11/14/07    Elect Trustees           Issuer        Yes            N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Japan Fund   FJPNX     315910885    11/14/07    To amend the Declaration Issuer        Yes            N/A         N/A
                                                         of Trust to reduce the
                                                         required quorum for
                                                         shareholder meetings
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Japan Fund   FJPNX     315910885    11/14/07    Elect Trustees           Issuer        Yes            N/A         N/A
------------------------------------------------------------------------------------------------------------------------------------
AIM Eurpoean Growth   AEDAX     008882854    2/29/2008   Elect Directors          Issuer        Yes            For         For
Fund- Class A
------------------------------------------------------------------------------------------------------------------------------------
AIM Eurpoean Growth   AEDAX     008882854    2/29/2008   To approve a new         Issuer        Yes            For         For
Fund- Class A                                            sub-advisory agreement
                                                         for the fund between
                                                         AIM Advisors, Inc. and
                                                         each of AIM Funds
                                                         Management Inc.;
------------------------------------------------------------------------------------------------------------------------------------
AIM Eurpoean Growth   AEDAX     008882854    2/29/2008   To approve an            Issuer        Yes            For         For
Fund- Class A                                            amendment to the
                                                         trust's agreement and
                                                         declaration of trust
                                                         that would permit the
                                                         board of trustees of
                                                         the trust to terminate
                                                         the trust, the fund
                                                         and each other series
                                                         portfolio of the
                                                         trust, of a share
                                                         class without a
                                                         shareholder vote
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime            N/A       825252646    2/29/2008   Elect Trustees           Issuer        Yes            For         For
Portfolio-
Institutional
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime            N/A       825252646    2/29/2008   To approve a new         Issuer        Yes            For         For
Portfolio-                                               sub-advisory agreement
Institutional                                            for the fund and each
                                                         other series portfolio
                                                         of the trust between
                                                         AIM Advisors, Inc. and
                                                         each of AIM Funds
                                                         Management INC., all
                                                         as more fully
                                                         described in the proxy
                                                         statement
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime            N/A       825252646    2/29/2008   To approve an            Issuer        Yes            For         For
Portfolio-                                               amendment to the
Institutional                                            Trust's agreement and
                                                         declaration of trust
                                                         that would permit the
                                                         Board of Trustees of
                                                         the Trust to terminate
                                                         the Trust, the fund
                                                         and each other series
                                                         portfolio of the
                                                         Trust, or  a share
                                                         class without a
                                                         shareholder vote
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Invt         FICDX     315910307    4/16/2008   Elect Directors          Issuer        Yes            For         For
TR-Canada Fund
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Invt         FICDX     315910307    4/16/2008   Shareholder proposal     Security      Yes            Against     For
TR-Canada Fund                                           for Fidelity Canada      Holder
                                                         Fund, Fidelity
                                                         Diversified
                                                         International Fund,
                                                         Fidelity International
                                                         Discovery Fund,
                                                         Fidelity Mid-Cap Stock
                                                         Fund, and Fidelity
                                                         Overseas Fund
                                                         concerning board
                                                         oversight procedures
                                                         to screen out
                                                         investments in
                                                         companies that
                                                         substantially
                                                         contribute to genocide
------------------------------------------------------------------------------------------------------------------------------------
Fidellity Invt        FJPNX     315910885    4/16/2008   Elect Directors          Issuer        Yes            For         For
TR-Japan Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                         NEW CENTURY PORTFOLIOS
                                              NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
                                                             TICKER: NCHPX
                                                  PROXY VOTING RECORD: 7/1/07-6/30/08
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           WHETHER
                                                                                  MATTER         DID                    REGISTRANT
                                                                                PROPOSED BY   REGISTRANT                  CAST ITS
                                               SH                                ISSUER OR     CAST ITS        HOW       VOTE FOR OR
                                  CUSIP      MEETING                             SECURITY     VOTE ON THE   REGISTRANT     AGAINST
       ISSUER          TICKER     NUMBER      DATE          ACTIONS VOTED ON      HOLDER        MATTER      CAST VOTE    MANAGEMENT
------------------------------------------------------------------------------------------------------------------------------------
Investment Company    N/A       N/A          10/04/07    Election of Governors    Issuer        Yes            For         For
Institute
------------------------------------------------------------------------------------------------------------------------------------
Investment Company    N/A       N/A          10/04/07    Ratification of          Issuer        Yes            For         For
Institute                                                Deloitte & Touche LLP
                                                         as independent
                                                         auditors for fye
                                                         9/30/07
------------------------------------------------------------------------------------------------------------------------------------
Investment Company    N/A       N/A          10/04/07    Other Matters            Issuer        Yes            For         For
Institute
------------------------------------------------------------------------------------------------------------------------------------
DWS Global            GCS       23338Y100    10/19/07    Elect Directors          Issuer        No             N/A         N/A
Commodities Stock
Fund
------------------------------------------------------------------------------------------------------------------------------------
RS Global Natural    RSNRX      74972H705    11/20/07    Elect Trustees           Issuer        Yes            N/A         N/A
Resources
------------------------------------------------------------------------------------------------------------------------------------
RS Global Natural    RSNRX      74972H705    11/20/07    To transact such other   Issuer        Yes            N/A         N/A
Resources                                                business as may properly
                                                         come before the meeting
                                                         and any adjournments
                                                         thereof.
------------------------------------------------------------------------------------------------------------------------------------
Gateway Fund          GATEX     367829207    01/18/08    The Approval of an       Issuer        Yes            For         For
                                                         agreement and plan of
                                                         reorganization
                                                         providing for the
                                                         transfer of all of the
                                                         assets of Gateway Fund
                                                         to, and the assumption
                                                         of all of the
                                                         liabilities of the
                                                         existing fund by,
                                                         Gateway Fund in
                                                         exchange for shares of
                                                         the new fund.
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Mergers    EMAAX     29372KD33    02/27/08    Elect Directors          Issuer        Yes            For         For
& Acquisitions
Class A
------------------------------------------------------------------------------------------------------------------------------------
Enterprise Mergers    EMAAX     29372K625    02/27/08    To approve an            Issuer        Yes            For         For
& Acquisitions                                           investment advisory
Class A                                                  agreement between the
                                                         AXA Enterprise Mergers
                                                         and Acquisitions Fund
                                                         and Gabelli Funds, LLC
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime            N/A       825252646    2/29/2008   Elect Trustees           Issuer        Yes            For         For
Portfolio-
Institutional
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime            N/A       825252646    2/29/2008   To approve a new         Issuer        Yes            For         For
Portfolio-                                               sub-advisory agreement
Institutional                                            for the fund and each
                                                         other series portfolio
                                                         of the trust between
                                                         AIM Advisors, Inc. and
                                                         each of AIM Funds
                                                         Management INC., all
                                                         as more fully
                                                         described in the proxy
                                                         statement
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime            N/A       825252646    2/29/2008   To approve an            Issuer        Yes            For         For
Portfolio-                                               amendment to the
Institutional                                            Trust's agreement and
                                                         declaration of trust
                                                         that would permit the
                                                         Board of Trustees of
                                                         the Trust to terminate
                                                         the Trust, the fund
                                                         and each other series
                                                         portfolio of the
                                                         Trust, or  a share
                                                         class without a
                                                         shareholder vote
------------------------------------------------------------------------------------------------------------------------------------
Western Asset         ESD       95766A101    02/29/08    Elect Directors          Issuer        Yes            For         For
Emerging Markets
Debt FD
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital &    FAGIX     316062108    03/19/08    Elect Directors          Issuer        Yes            For         For
Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital &    FAGIX     316062108    03/19/08    To amend the             Issuer        Yes            For         For
Income Fund                                              declaration of trust
                                                         to reduce the required
                                                         quorum for future
                                                         shareholder meetings
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Capital &    FAGIX     316062108    03/19/08    Shareholder proposal     Shareholder   Yes            Against     For
Income Fund                                              concerning board
                                                         oversight procedures
                                                         to screen out
                                                         investments in
                                                         companies that
                                                         substantially
                                                         contribute to genocide
------------------------------------------------------------------------------------------------------------------------------------
Gabelli Global Deal   GDL       36245G103    05/19/08    Elect Directors          Issuer        Yes            For         For
Fund
------------------------------------------------------------------------------------------------------------------------------------
The Fairholme Funds   FAIRX     304871106    05/19/08    Elect Directors          Issuer        Yes            For         For
Inc
------------------------------------------------------------------------------------------------------------------------------------
The Fairholme Funds   FAIRX     304871106    5/19/2008   To replace the fund's    Issuer        Yes            For         For
Inc                                                      fundamental investment
                                                         policy; senior
                                                         securities and
                                                         borrowing money
------------------------------------------------------------------------------------------------------------------------------------
The Fairholme Funds   FAIRX     304871106    5/19/2008   To replace the fund's    Issuer        Yes            For         For
Inc                                                      fundamental investment
                                                         policy; underwriting
                                                         securities
------------------------------------------------------------------------------------------------------------------------------------
The Fairholme Funds   FAIRX     304871106    5/19/2008   To replace the fund's    Issuer        Yes            For         For
Inc                                                      fundamental investment
                                                         policy: concentration
------------------------------------------------------------------------------------------------------------------------------------
The Fairholme Funds   FAIRX     304871106    5/19/2008   To replace the fund's    Issuer        Yes            For         For
Inc                                                      fundamental investment
                                                         policy: investments in
                                                         real estate
------------------------------------------------------------------------------------------------------------------------------------
The Fairholme Funds   FAIRX     304871106    05/19/08    To replace the fund's    Issuer        Yes            For         For
Inc                                                      fundamental investment
                                                         policy: investments in
                                                         commodities
------------------------------------------------------------------------------------------------------------------------------------
The Fairholme Funds   FAIRX     304871106    05/19/08    To replace the fund's    Issuer        Yes            For         For
Inc                                                      fundamental
                                                         investment policy:
                                                         loans
------------------------------------------------------------------------------------------------------------------------------------
The Fairholme Funds   FAIRX     304871106    05/19/08    To replace the fund's    Issuer        Yes            For         For
Inc                                                      fundamental
                                                         investment policy:
                                                         limits on number of
                                                         issuers in which the
                                                         fund invests
------------------------------------------------------------------------------------------------------------------------------------
The Fairholme Funds   FAIRX     304871106    05/19/08    To replace the fund's    Issuer        Yes            For         For
Inc                                                      fundamental investment
                                                         policy: investments
                                                         for the purpose of
                                                         management or control
------------------------------------------------------------------------------------------------------------------------------------
The Fairholme Funds   FAIRX     304871106    05/19/08    To replace the fund's    Issuer        Yes            For         For
Inc                                                      fundamental
                                                         investment  policy:
                                                         acquisitions of more
                                                         than 10% of the
                                                         outstanding voting
                                                         securities of an issuer
------------------------------------------------------------------------------------------------------------------------------------
The Fairholme Funds   FAIRX     304871106    05/19/08    To eliminate the         Issuer        Yes            For         For
Inc                                                      fund's fundamental
                                                         investment policy:
                                                         investments in oil,
                                                         gas and other mineral
                                                         exploration programs
------------------------------------------------------------------------------------------------------------------------------------
The Fairholme Funds   FAIRX     304871106    05/19/08    To approve the           Issuer        Yes            For         For
Inc                                                      management agreement
------------------------------------------------------------------------------------------------------------------------------------
Nuveen Equity         JQC       6706ER101    06/30/08    Elect Directors          Issuer        Yes            For         For
Premium Income Fund
------------------------------------------------------------------------------------------------------------------------------------